Quarterly Holdings Report
for
Fidelity® SAI Long-Term Treasury Bond Index Fund
May 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV5-NPRT1-0726
1.9867820.110
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.76 to 5.11	537,200,000	252,777,784
US Treasury Bonds 1.375% 8/15/2050	4.72 to 5.12	539,200,000	261,490,939
US Treasury Bonds 1.625% 11/15/2050	2.39 to 5.18	349,842,000	180,947,574
US Treasury Bonds 1.875% 11/15/2051	3.05 to 5.02	743,200,000	404,289,191
US Treasury Bonds 1.875% 2/15/2051	2.40 to 5.02	525,213,000	288,908,180
US Treasury Bonds 2% 2/15/2050	3.60 to 5.02	329,843,800	190,368,835
US Treasury Bonds 2% 8/15/2051	2.16 to 5.16	580,388,000	327,171,065
US Treasury Bonds 2.25% 2/15/2052	3.33 to 4.99	546,500,000	325,871,971
US Treasury Bonds 2.25% 8/15/2046	4.49 to 5.01	229,454,000	148,517,686
US Treasury Bonds 2.25% 8/15/2049	4.72 to 5.29	403,500,000	248,782,969
US Treasury Bonds 2.375% 11/15/2049	4.67 to 5.14	396,600,000	250,415,719
US Treasury Bonds 2.375% 5/15/2051	3.53 to 5.22	677,370,000	419,625,425
US Treasury Bonds 2.75% 11/15/2047	4.46 to 4.96	313,654,000	219,521,043
US Treasury Bonds 2.75% 8/15/2042	3.37	3,500	2,658
US Treasury Bonds 2.75% 8/15/2047	3.48 to 5.00	228,657,000	160,497,563
US Treasury Bonds 2.875% 11/15/2046	4.30 to 5.20	165,596,000	120,076,506
US Treasury Bonds 2.875% 5/15/2043	3.31	20,200	15,413
US Treasury Bonds 2.875% 5/15/2049	2.09 to 5.10	351,418,000	247,667,325
US Treasury Bonds 2.875% 5/15/2052	3.30 to 4.95	383,500,000	262,967,147
US Treasury Bonds 3% 11/15/2044	2.96	800	607
US Treasury Bonds 3% 2/15/2047	4.93 to 4.96	140,546,000	103,916,198
US Treasury Bonds 3% 2/15/2048	3.74 to 5.04	265,787,000	194,315,215
US Treasury Bonds 3% 2/15/2049	4.83 to 5.07	339,400,000	245,614,236
US Treasury Bonds 3% 5/15/2047	2.57 to 5.09	184,448,000	136,037,605
US Treasury Bonds 3% 8/15/2048	3.65 to 5.18	391,155,000	284,443,027
US Treasury Bonds 3% 8/15/2052	3.52 to 5.20	530,100,000	372,581,612
US Treasury Bonds 3.125% 2/15/2042	3.09 to 3.35	68,100	55,080
US Treasury Bonds 3.125% 5/15/2048	4.07 to 5.10	252,714,000	188,508,849
US Treasury Bonds 3.375% 11/15/2048	4.77 to 5.09	322,800,000	250,775,250
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.99	473,400,000	375,446,884
US Treasury Bonds 3.625% 5/15/2053	3.98 to 5.10	476,400,000	377,472,563
US Treasury Bonds 4% 11/15/2052	4.72 to 5.04	409,100,000	347,351,469
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.18	501,500,000	434,874,943
US Treasury Bonds 4.25% 2/15/2054	4.55 to 5.02	495,400,000	438,680,569
US Treasury Bonds 4.25% 8/15/2054	4.13 to 5.21	568,590,000	503,624,152
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.99	436,200,000	402,905,674
US Treasury Bonds 4.625% 11/15/2055	4.67 to 5.13	614,400,000	580,032,000
US Treasury Bonds 4.625% 2/15/2055	4.47 to 5.01	554,300,000	522,803,122
US Treasury Bonds 4.625% 5/15/2054	4.12 to 5.01	492,000,000	463,863,750
US Treasury Bonds 4.75% 11/15/2053	4.76 to 5.06	566,900,000	544,733,326
US Treasury Bonds 4.75% 2/15/2056	4.77 to 4.99	714,400,000	688,503,000
US Treasury Bonds 4.75% 5/15/2055	4.73 to 4.96	540,400,000	520,135,000
US Treasury Bonds 4.75% 8/15/2055	4.59 to 4.92	695,500,000	669,663,260
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,599,679,278)			12,956,252,384

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $132,919,637)	3.67	132,893,059	132,919,637

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $13,732,598,915)	13,089,172,021
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(26,235,303)
NET ASSETS - 100.0%	13,062,936,718

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	92,831,123	254,422,414	214,333,900	290,425	-	-	132,919,637	132,893,059	0.2%
Total	92,831,123	254,422,414	214,333,900	290,425	-	-	132,919,637

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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